INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S.	$ 142,623,000	$ 20,603,000	$ (1,046,009,000)
Foreign	28,899,000	2,083,000	99,010,000
Total	171,522,000	22,686,000	(946,999,000)
Current income tax provision (benefit):
Federal	49,450,000	27,271,000	(23,186,000)
State	(26,510,000)	7,785,000	2,744,000
Foreign	8,496,000	3,097,000	2,209,000
Current income tax provision (benefit)	31,436,000	38,153,000	(18,233,000)
Deferred income tax (benefit) provision:
Federal	(23,293,000)	(7,031,000)	29,287,000
State	639,000	1,646,000	(769,000)
Foreign	(12,829,000)	(689,000)	(811,000)
Deferred income tax (benefit) provision	(35,483,000)	(6,074,000)	27,707,000
Income tax (benefit) provision	(4,047,000)	32,079,000	9,474,000
Excess tax deductions attributable to stock-based compensation	18,000,000	5,200,000	800,000
Excess tax deductions attributable to settlements of vested stock-based awards denominated in subsidiaries' equity	4,100,000	4,800,000	4,300,000
Deferred tax assets:
Accrued expenses	25,130,000	18,361,000
Net operating loss carryforwards	31,000,000	35,298,000
Tax credit carryforwards	10,518,000	12,765,000
Stock-based compensation	84,543,000	68,633,000
Income tax reserves, including related interest	57,016,000	64,191,000
Intangible and other assets		10,339,000
Equity method investments	12,850,000
Other	22,490,000	32,103,000
Total deferred tax assets	243,547,000	241,690,000
Less valuation allowance	(45,084,000)	(40,266,000)
Net deferred tax assets	198,463,000	201,424,000
Deferred tax liabilities:
Property and equipment	(16,264,000)	(16,648,000)
Investment in subsidiaries	(374,282,000)	(378,704,000)
Intangible and other assets	(56,597,000)
Equity method investments		(32,601,000)
Other	(11,437,000)	(8,124,000)
Total deferred tax liabilities	(458,580,000)	(436,077,000)
Net deferred tax liability	(260,117,000)	(234,653,000)
Classification of deferred tax assets and liabilities
Current deferred tax asset	41,045,000	34,921,000
Non-current deferred tax asset	1,400,000	900,000
Current deferred tax liability	$ 400,000